Annual Fund Operating Expenses - Class B - DWS Small Cap Index VIP - Class B	May 01, 2021
Operating Expenses:
Management fee	0.35%
Distribution/service (12b-1) fees	0.25%
Other expenses	0.19%
Total annual fund operating expenses	0.79%
Fee waiver/expense reimbursement	0.12%
Total annual fund operating expenses after fee waiver/expense reimbursement	0.67%